Quarterly Results of Operations (Unaudited) (Quarterly Results of Operations) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Results of Operations (Unaudited)
Total revenues	$ 19,119	$ 18,846	$ 18,266	$ 17,085	$ 18,458	$ 16,337	$ 15,721	$ 17,683	$ 73,316	$ 68,199	$ 68,150
Total expenses	17,043	15,894	16,316	15,259	17,190	15,361	15,160	16,436	64,512	64,147	66,708
Income (loss) from continuing operations, net of income tax	1,527	2,094	1,376	1,342	915	973	508	995	6,339	3,391	1,314
Income (loss) from discontinued operations, net of income tax	0	0	0	(3)	1	2	2	(3)	(3)	2	48
Net income (loss)	1,527	2,094	1,376	1,339	916	975	510	992	6,336	3,393	1,362
Less: Net income (loss) attributable to noncontrolling interests	6	0	10	11	8	3	8	6	27	25	38
Net income (loss) attributable to MetLife, Inc.	1,521	2,094	1,366	1,328	908	972	502	986	6,309	3,368	1,324
Less: Preferred stock dividends	31	30	31	30	31	30	31	30	122	122	122
Net income (loss) available to MetLife, Inc.’s common shareholders	$ 1,490	$ 2,064	$ 1,335	$ 1,298	$ 877	$ 942	$ 471	$ 956	$ 6,187	$ 3,246	$ 1,202
Basic earnings per common share
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders	$ 1.31	$ 1.83	$ 1.18	$ 1.15	$ 0.78	$ 0.85	$ 0.43	$ 0.87	$ 5.48	$ 2.94	$ 1.08
Income (loss) from discontinued operations, net of income tax, attributable to MetLife, Inc.	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.04
Net income (loss) attributable to MetLife, Inc.	$ 1.34	$ 1.86	$ 1.21	$ 1.18	$ 0.81	$ 0.88	$ 0.46	$ 0.90
Net income (loss) available to MetLife, Inc.’s common shareholders	$ 1.31	$ 1.83	$ 1.18	$ 1.15	$ 0.78	$ 0.85	$ 0.43	$ 0.87	$ 5.48	$ 2.94	$ 1.12
Diluted earnings per common share
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders	$ 1.30	$ 1.81	$ 1.17	$ 1.14	$ 0.77	$ 0.84	$ 0.43	$ 0.87	$ 5.42	$ 2.91	$ 1.08
Income (loss) from discontinued operations, net of income tax, attributable to MetLife, Inc.	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.04
Net income (loss) attributable to MetLife, Inc.	$ 1.33	$ 1.84	$ 1.20	$ 1.16	$ 0.80	$ 0.87	$ 0.45	$ 0.89
Net income (loss) available to MetLife, Inc.’s common shareholders	$ 1.30	$ 1.81	$ 1.17	$ 1.14	$ 0.77	$ 0.84	$ 0.43	$ 0.87	$ 5.42	$ 2.91	$ 1.12